Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value
Argentina — 1.1%
Bioceres Crop Solutions Corp.(1)	2,400	$ 28,320
Central Puerto SA ADR(2)	10,500	108,255
Cresud SACIF y A ADR	4,131	39,410
Empresa Distribuidora Y Comercializadora Norte ADR(1)	2,000	34,100
Grupo Financiero Galicia SA ADR(1)(2)	2,527	81,951
IRSA Inversiones y Representaciones SA ADR(1)(2)	4,453	42,303
Loma Negra Cia Industrial Argentina SA ADR	8,024	57,291
MercadoLibre, Inc.(1)	727	1,060,475
Pampa Energia SA ADR(1)(2)	3,079	136,615
Telecom Argentina SA ADR(1)(2)	6,900	53,475
Transportadora de Gas del Sur SA, Class B ADR(1)	2,413	42,421
YPF SA ADR(1)	21,124	463,883
		$ 2,148,499
Bahrain — 0.3%
Al Salam Bank BSC	651,014	$ 345,707
GFH Financial Group BSC	612,932	180,134
		$ 525,841
Bangladesh — 0.5%
Bangladesh Export Import Co. Ltd.(3)	66,933	$ 50,741
Beximco Pharmaceuticals Ltd.	125,930	136,566
City Bank PLC	314,253	53,498
GrameenPhone Ltd.(3)	18,840	40,481
Heidelberger Cement Bangladesh Ltd.	18,065	37,111
Jamuna Oil Co. Ltd.	22,841	36,333
Olympic Industries Ltd.	41,067	54,398
Pubali Bank PLC	240,880	65,886
Renata PLC	6,549	45,941
Square Pharmaceuticals PLC	171,709	330,072
Summit Power Ltd.	107,026	22,167
Titas Gas Transmission & Distribution Co. Ltd.	150,108	31,290
Unique Hotel & Resorts PLC	114,627	59,519
United Commercial Bank PLC	706,424	68,836
		$ 1,032,839
Botswana — 0.5%
Botswana Insurance Holdings Ltd.	81,055	$ 120,150
First National Bank of Botswana Ltd.	426,849	146,506
Letshego Holdings Ltd.	948,236	78,434
Sechaba Breweries Holdings Ltd.	335,128	565,448
		$ 910,538
Security	Shares	Value
Brazil — 4.6%
Adecoagro SA	10,100	$ 109,585
Alpargatas SA, PFC Shares(1)	51,100	93,095
Ambev SA	142,850	334,250
Arcos Dorados Holdings, Inc., Class A	8,100	87,318
Arezzo Industria e Comercio SA	5,800	57,993
B3 SA - Brasil Bolsa Balcao	26,000	54,027
Banco Bradesco SA, PFC Shares	43,292	116,722
CCR SA	26,700	63,400
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	33,600	268,924
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,660	197,046
Cia Energetica de Minas Gerais, PFC Shares	54,340	102,242
Cia Siderurgica Nacional SA	27,600	73,988
Cielo SA	91,406	98,049
Cogna Educacao SA(1)	75,636	31,609
Cosan SA	39,700	110,860
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	92,653
Embraer SA ADR(1)	9,248	236,286
Eneva SA(1)	44,400	105,857
Engie Brasil Energia SA	8,250	64,982
Equatorial Energia SA	27,300	160,826
Fleury SA	31,395	87,548
Gerdau SA, PFC Shares	20,034	70,450
Grupo Casas Bahia SA(1)	9,344	12,326
Grupo De Moda Soma SA	36,077	42,173
Hapvida Participacoes e Investimentos SA(1)(4)	495,920	352,414
Hypera SA	36,000	204,661
Itau Unibanco Holding SA, PFC Shares	30,120	181,906
Itausa SA, PFC Shares	58,543	107,782
JBS SA	20,225	91,298
Klabin SA, PFC Shares	103,800	91,554
Localiza Rent a Car SA	20,789	196,296
Lojas Renner SA	41,384	122,177
LWSA SA(4)	73,600	65,201
Magazine Luiza SA(1)	273,300	71,580
Marfrig Global Foods SA(1)	38,855	70,712
Multiplan Empreendimentos Imobiliarios SA	30,700	135,332
Natura & Co. Holding SA	41,000	130,992
NU Holdings Ltd., Class A(1)	11,500	124,890
Petroleo Brasileiro SA, PFC Shares	137,200	1,110,262
Prio SA	7,000	64,708
Raia Drogasil SA	30,972	152,576
Rede D'Or Sao Luiz SA(4)	80,300	402,072
Rumo SA(1)	37,219	144,501
Sendas Distribuidora SA(1)	51,145	129,227
StoneCo Ltd., Class A(1)	4,900	76,440
Suzano SA	10,620	119,563

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Telefonica Brasil SA	24,100	$ 219,715
TIM SA	80,550	273,174
TOTVS SA	43,070	228,430
Vale SA	44,647	544,180
Vibra Energia SA	71,900	324,842
WEG SA	31,104	236,907
YDUQS Participacoes SA	24,300	68,277
		$ 8,713,878
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 156,692
Chimimport AD(1)	164,922	61,623
MonBat AD	28,235	51,745
Sopharma AD	61,906	203,414
		$ 473,474
Chile — 2.3%
Aguas Andinas SA, Series A	483,322	$ 137,941
Banco de Chile	2,960,094	328,368
Banco de Credito e Inversiones SA	3,443	100,419
Banco Santander Chile	3,218,212	145,818
CAP SA(1)	7,626	54,527
Cencosud SA	133,252	228,335
Cia Cervecerias Unidas SA	16,853	103,395
Cia Sud Americana de Vapores SA	4,277,766	333,737
Colbun SA	624,587	80,210
Embotelladora Andina SA, Class B, PFC Shares	51,948	146,908
Empresa Nacional de Telecomunicaciones SA	24,183	83,125
Empresas CMPC SA	125,616	248,079
Empresas COPEC SA	75,124	536,091
Enel Americas SA	1,632,285	153,019
Enel Chile SA	1,903,814	113,033
Falabella SA(1)	131,123	351,009
Parque Arauco SA	232,299	349,640
Quinenco SA	9,770	34,040
Ripley Corp. SA	484,810	108,056
Sociedad Matriz SAAM SA	1,031,318	113,858
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	9,400	429,342
SONDA SA	225,936	100,725
Vina Concha y Toro SA	92,943	123,917
		$ 4,403,592
China — 15.7%
3SBio, Inc.(4)	98,000	$ 78,337
AAC Technologies Holdings, Inc.	69,500	221,193
Security	Shares	Value
China (continued)
Aier Eye Hospital Group Co. Ltd., Class A	24,105	$ 42,811
Air China Ltd., Class H(1)	178,000	89,242
Alibaba Group Holding Ltd. ADR	9,600	718,560
Aluminum Corp. of China Ltd., Class H	352,000	233,451
Angang Steel Co. Ltd., Class H	306,400	50,452
Anhui Conch Cement Co. Ltd., Class H	54,500	126,443
ANTA Sports Products Ltd.	15,000	169,815
Baidu, Inc. ADR(1)	3,632	375,549
Bank of Beijing Co. Ltd., Class A	182,760	140,684
Bank of China Ltd., Class H	536,000	240,391
Bank of Ningbo Co. Ltd., Class A	19,850	62,675
BeiGene Ltd. ADR(1)	2,400	369,456
Beijing Capital International Airport Co. Ltd., Class H(1)	308,000	98,008
Beijing Enterprises Holdings Ltd.	39,500	126,461
Beijing Enterprises Water Group Ltd.	290,000	73,141
Beijing Originwater Technology Co. Ltd., Class A	39,363	26,561
BOE Technology Group Co. Ltd., Class A	341,100	204,738
BYD Co. Ltd., Class H(2)	7,654	209,816
BYD Electronic International Co. Ltd.	29,000	97,695
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	96,387
Changjiang Securities Co. Ltd., Class A	112,200	87,594
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	123,837
China Coal Energy Co. Ltd., Class H	144,000	145,057
China Communications Services Corp. Ltd., Class H	118,000	56,410
China Construction Bank Corp., Class H	530,630	343,313
China Everbright Environment Group Ltd.	234,925	95,259
China Gas Holdings Ltd.	165,400	154,869
China Jinmao Holdings Group Ltd.	352,000	29,828
China Life Insurance Co. Ltd., Class H	92,000	121,157
China Longyuan Power Group Corp. Ltd., Class H	188,000	131,700
China Mengniu Dairy Co. Ltd.	58,000	120,146
China Merchants Bank Co. Ltd., Class H	35,024	151,684
China Merchants Port Holdings Co. Ltd.	42,035	55,512
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	86,995
China National Building Material Co. Ltd., Class H(2)	166,000	64,232
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	40,393
China Oilfield Services Ltd., Class H	198,000	211,722
China Overseas Land & Investment Ltd.	115,160	211,765
China Petroleum & Chemical Corp., Class H	1,449,741	865,353
China Railway Group Ltd., Class H	281,000	138,662
China Resources Beer Holdings Co. Ltd.	34,000	154,974
China Resources Gas Group Ltd.	64,000	201,150
China Resources Land Ltd.	86,000	309,242
China Resources Medical Holdings Co. Ltd.	163,000	85,866
China Resources Power Holdings Co. Ltd.	139,600	347,165

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd., Class H	213,500	$ 886,125
China Shineway Pharmaceutical Group Ltd.	110,000	129,740
China Southern Airlines Co. Ltd., Class H(1)(2)	108,000	39,050
China State Construction Engineering Corp. Ltd., Class A	156,440	115,551
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	68,741
China Travel International Investment Hong Kong Ltd.(2)	714,855	114,618
China Vanke Co. Ltd., Class H(2)	149,577	87,725
China Yangtze Power Co. Ltd., Class A	112,600	400,607
CITIC Ltd.	142,000	134,389
CMOC Group Ltd., Class H	366,000	343,385
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	186,000	218,134
COSCO SHIPPING Holdings Co. Ltd., Class H	198,866	257,299
COSCO SHIPPING Ports Ltd.(2)	110,000	67,502
Country Garden Holdings Co. Ltd.(1)(2)(3)	400,880	19,883
Country Garden Services Holdings Co. Ltd.(2)	56,589	37,753
CSPC Pharmaceutical Group Ltd.	239,760	196,875
Daqo New Energy Corp. ADR(1)	1,900	36,480
Dong-E-E-Jiao Co. Ltd., Class A	16,200	153,376
East Money Information Co. Ltd., Class A	24,751	44,397
Focus Media Information Technology Co. Ltd., Class A	196,344	175,744
Ganfeng Lithium Group Co. Ltd., Class A	14,770	71,607
GDS Holdings Ltd. ADR(1)(2)	9,300	75,888
Gemdale Corp., Class A	80,700	44,160
Great Wall Motor Co. Ltd., Class H(2)	50,000	75,557
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	67,029
Guangdong Investment Ltd.	186,000	97,160
Haier Smart Home Co. Ltd., Class H	47,553	176,137
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	67,972
Hengan International Group Co. Ltd.	24,500	82,251
Huadian Power International Corp. Ltd., Class H	240,000	131,050
Huadong Medicine Co. Ltd., Class A	32,753	148,776
Huaneng Power International, Inc., Class H(1)(2)	420,000	267,330
Huayu Automotive Systems Co. Ltd., Class A	53,308	121,032
Hubei Energy Group Co. Ltd., Class A	94,014	74,720
Hundsun Technologies, Inc., Class A	31,491	88,964
Iflytek Co. Ltd., Class A	34,550	213,580
Industrial & Commercial Bank of China Ltd., Class H	495,000	265,433
Industrial Bank Co. Ltd., Class A	25,302	58,768
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(1)	707,000	155,667
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	209,644
Innovent Biologics, Inc.(1)(4)	44,000	213,002
JD.com, Inc. ADR	6,406	185,069
Jiangsu Expressway Co. Ltd., Class H	108,000	105,917
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	246,130
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	154,459
Jiangxi Copper Co. Ltd., Class H	154,000	313,641
Security	Shares	Value
China (continued)
Jinke Properties Group Co. Ltd., Class A(1)	130,499	$ 20,258
KE Holdings, Inc. ADR	20,700	312,984
Kingboard Holdings Ltd.	87,100	191,426
Kingdee International Software Group Co. Ltd.(1)	99,000	104,447
Kingsoft Corp. Ltd.	32,800	106,567
Kunlun Energy Co. Ltd.	338,000	327,650
Kweichow Moutai Co. Ltd., Class A	2,900	679,914
Lee & Man Paper Manufacturing Ltd.	275,000	82,774
Lenovo Group Ltd.	204,000	229,451
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	67,768
Li Ning Co. Ltd.	21,208	55,520
Longfor Group Holdings Ltd.(2)(4)	49,500	73,317
LONGi Green Energy Technology Co. Ltd., Class A	63,389	158,722
Luxshare Precision Industry Co. Ltd., Class A	71,034	284,724
Luye Pharma Group Ltd.(1)(2)(4)	249,500	87,913
Maanshan Iron & Steel Co. Ltd., Class H	286,000	41,832
Meituan, Class B(1)(4)	8,073	110,233
NARI Technology Co. Ltd., Class A	59,068	191,038
NetEase, Inc. ADR	3,410	318,733
Nine Dragons Paper Holdings Ltd.(1)(2)	195,000	86,152
OFILM Group Co. Ltd., Class A(1)	65,800	79,948
PetroChina Co. Ltd., Class H	1,306,000	1,216,854
Ping An Bank Co. Ltd., Class A	35,488	52,744
Ping An Insurance Group Co. of China Ltd., Class H	44,000	199,411
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	116,434
Poly Property Group Co. Ltd.(2)	700,000	127,743
Power Construction Corp. of China Ltd., Class A	53,800	37,643
SAIC Motor Corp. Ltd., Class A	55,100	112,818
Sanan Optoelectronics Co. Ltd., Class A	84,900	146,290
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	105,763
Shandong Gold Mining Co. Ltd., Class A	50,680	200,386
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	75,953
Shanghai Electric Group Co. Ltd., Class H(1)	282,000	57,363
Shanghai Industrial Holdings Ltd.	117,000	163,348
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	119,542
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	85,285
Shenzhen Investment Ltd.	674,000	85,677
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	111,474
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	82,243
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	204,917
Sino Biopharmaceutical Ltd.	475,500	162,478
Sino-Ocean Group Holding Ltd.(1)(2)	659,000	29,957
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	877,000	124,219
Sinopharm Group Co. Ltd., Class H	60,400	152,532
Sunny Optical Technology Group Co. Ltd.	26,700	129,167

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Tencent Holdings Ltd.	42,539	$ 1,866,747
Tingyi (Cayman Islands) Holding Corp.	56,000	61,807
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	235,091
Trip.com Group Ltd. ADR(1)	5,254	253,558
Tsingtao Brewery Co. Ltd., Class H	13,566	97,762
Vnet Group, Inc. ADR(1)(2)	14,100	23,829
Wanhua Chemical Group Co. Ltd., Class A	8,165	100,026
Want Want China Holdings Ltd.	162,920	92,922
Weichai Power Co. Ltd., Class H	102,742	209,939
Weimob, Inc.(1)(2)(4)	219,000	38,353
WH Group Ltd.(4)	248,121	180,344
Wuliangye Yibin Co. Ltd., Class A	15,200	314,336
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	155,910
Xiaomi Corp., Class B(1)(4)	140,000	305,190
Xinyi Solar Holdings Ltd.	170,000	116,971
Yangzijiang Financial Holding Ltd.	326,900	75,187
Yangzijiang Shipbuilding Holdings Ltd.	200,300	257,107
Yankuang Energy Group Co. Ltd., Class H(2)	177,000	383,979
Yuan Longping High-tech Agriculture Co. Ltd., Class A(1)	65,900	109,524
Yuexiu Property Co. Ltd.	128,000	76,393
Yunnan Baiyao Group Co. Ltd., Class A	29,680	234,164
Zhaojin Mining Industry Co. Ltd., Class H	77,500	124,808
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	171,723
Zhejiang Expressway Co. Ltd., Class H	116,000	75,844
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	95,342
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	117,556
Zijin Mining Group Co. Ltd., Class H	190,000	414,480
ZTE Corp., Class H(1)	155,303	334,732
ZTO Express Cayman, Inc. ADR	6,900	144,831
		$ 29,604,135
Colombia — 0.7%
Bancolombia SA	13,473	$ 116,082
Bancolombia SA ADR, PFC Shares	5,355	175,216
Cementos Argos SA	56,456	116,855
Ecopetrol SA	794,069	461,503
Geopark Ltd.	6,700	62,444
Grupo de Inversiones Suramericana SA	5,521	56,012
Interconexion Electrica SA ESP	54,653	252,159
		$ 1,240,271
Croatia — 0.7%
Adris Grupa DD, PFC Shares	1,293	$ 83,277
Ericsson Nikola Tesla DD	432	94,420
Hrvatski Telekom DD	11,170	364,505
Koncar-Elektroindustrija DD	631	180,569
Security	Shares	Value
Croatia (continued)
Podravka Prehrambena Ind DD	1,328	$ 222,665
Valamar Riviera DD	46,918	254,175
Zagrebacka Banka DD	4,751	84,894
		$ 1,284,505
Czech Republic — 0.6%
CEZ AS	18,877	$ 697,179
Colt CZ Group SE	3,607	99,304
Komercni Banka AS(1)	7,268	267,788
Philip Morris CR AS	194	131,744
		$ 1,196,015
Egypt — 0.5%
Cleopatra Hospital(1)	330,000	$ 42,753
Commercial International Bank - Egypt (CIB)(3)	146,033	219,458
Eastern Co. SAE(3)	199,265	91,625
EFG Holding SAE(1)(3)	79,120	24,470
E-Finance for Digital & Financial Investments(3)	106,000	49,871
ElSewedy Electric Co.(3)	125,156	81,225
Fawry for Banking & Payment Technology Services SAE(1)	217,000	25,028
Juhayna Food Industries	143,563	41,612
Oriental Weavers(3)	271,447	99,187
Talaat Moustafa Group(3)	221,254	236,142
Telecom Egypt Co.	67,509	43,601
		$ 954,972
Estonia — 0.5%
Tallink Grupp AS(1)	813,748	$ 628,600
TKM Grupp AS	31,842	330,757
		$ 959,357
Ghana — 0.2%
GCB Bank PLC(1)	830,933	$ 256,699
Standard Chartered Bank Ghana PLC(1)	90,500	127,180
		$ 383,879
Greece — 1.4%
Aegean Airlines SA(1)	3,992	$ 53,559
Alpha Services and Holdings SA(1)	58,420	98,649
Eurobank Ergasias Services and Holdings SA, Class A(1)	72,622	155,356
GEK TERNA SA	4,483	79,876
Hellenic Telecommunications Organization SA	21,951	333,472
JUMBO SA	9,006	280,290
Motor Oil (Hellas) Corinth Refineries SA	8,687	252,045
Mytilineos SA	5,537	224,637
National Bank of Greece SA(1)	31,588	254,211

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
OPAP SA	15,444	$ 256,935
Public Power Corp. SA(1)	10,354	123,590
Sarantis SA	6,450	81,471
Terna Energy SA	4,568	88,804
Titan Cement International SA	6,024	190,679
Tsakos Energy Navigation Ltd.	3,420	88,168
		$ 2,561,742
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	43,733	$ 110,294
MOL Hungarian Oil & Gas PLC	38,176	312,879
OTP Bank Nyrt	7,428	368,174
Richter Gedeon Nyrt	15,901	404,864
		$ 1,196,211
Iceland — 0.6%
Alvotech SA(1)	11,700	$ 169,650
Arion Banki Hf.(4)	94,500	95,965
Brim Hf.	190,700	105,294
Eik fasteignafelag Hf.	387,000	26,685
Eimskipafelag Islands Hf.	8,816	20,347
Festi Hf.	99,900	135,775
Hagar Hf.	135,000	71,522
Icelandair Group Hf.(1)	2,300,000	16,530
Islandsbanki Hf.	57,500	42,322
Kvika banki Hf.(1)	300,000	29,825
Marel Hf.	51,000	175,711
Reginn Hf.(1)	336,000	53,521
Reitir fasteignafelag Hf.	133,900	71,509
Sildarvinnslan Hf.(1)	124,800	81,254
Siminn Hf.	678,565	48,093
Syn Hf.(1)	84,000	27,251
		$ 1,171,254
India — 8.1%
ACC Ltd.	1,578	$ 47,716
Adani Energy Solutions Ltd.(1)	3,600	45,982
Adani Enterprises Ltd.	4,154	151,679
Adani Ports & Special Economic Zone Ltd.	11,419	180,627
Adani Total Gas Ltd.	4,200	46,848
Apollo Hospitals Enterprise Ltd.	2,292	163,309
Ashok Leyland Ltd.	43,400	99,817
Asian Paints Ltd.	3,500	120,355
Aurobindo Pharma Ltd.	7,224	99,397
Avenue Supermarts Ltd.(1)(4)	3,000	165,583
Axis Bank Ltd.	5,372	74,761
Security	Shares	Value
India (continued)
Bajaj Auto Ltd.	1,134	$ 121,227
Bajaj Finance Ltd.	1,332	110,165
Bajaj Finserv Ltd.	3,629	70,059
Bharat Petroleum Corp. Ltd.	16,891	123,475
Bharti Airtel Ltd.	59,721	946,877
Biocon Ltd.	20,599	73,463
Britannia Industries Ltd.(1)	2,200	125,848
Cipla Ltd.	9,493	158,978
Coal India Ltd.	25,404	137,998
Container Corp. of India Ltd.	9,400	115,263
Crompton Greaves Consumer Electricals Ltd.	19,469	74,227
Cummins India Ltd.	2,531	98,934
Divi's Laboratories Ltd.	3,350	160,349
DLF Ltd.	20,247	215,869
Dr. Reddy's Laboratories Ltd.	3,717	275,654
Eicher Motors Ltd.	1,260	69,641
Embassy Office Parks REIT	14,200	61,290
GAIL (India) Ltd.	96,708	241,588
Godrej Consumer Products Ltd.	6,175	90,819
Godrej Properties Ltd.(1)	7,400	233,746
Grasim Industries Ltd.	4,143	119,374
Gujarat State Petronet Ltd.	19,482	68,719
Havells India Ltd.	5,343	106,477
HCL Technologies Ltd.	18,017	294,130
HDFC Bank Ltd.	10,704	193,796
Hero MotoCorp Ltd.	3,443	187,186
Hindalco Industries Ltd.	11,944	91,802
Hindustan Aeronautics Ltd.(5)	2,400	113,307
Hindustan Unilever Ltd.	11,071	296,119
ICICI Bank Ltd.	18,720	257,908
Indian Hotels Co. Ltd.	18,900	130,408
Indian Oil Corp. Ltd.	73,810	149,139
Indus Towers Ltd.(1)	52,044	220,419
Info Edge India Ltd.	2,500	180,548
Infosys Ltd.	53,369	901,871
Ipca Laboratories Ltd.	6,080	97,690
ITC Ltd.	34,786	181,257
Jio Financial Services Ltd.(1)	38,074	170,884
JSW Steel Ltd.	14,970	158,027
Kotak Mahindra Bank Ltd.	3,824	74,307
Larsen & Toubro Ltd.	4,500	193,310
Lupin Ltd.	10,226	201,607
Mahindra & Mahindra Ltd.	8,776	226,740
Maruti Suzuki India Ltd.	1,314	201,318
Max Healthcare Institute Ltd.	24,925	249,829
Nestle India Ltd.	5,590	167,972

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
NTPC Ltd.	93,326	$ 405,365
Oil & Natural Gas Corp. Ltd.	63,509	214,201
Pidilite Industries Ltd.	4,300	156,839
Power Grid Corp. of India Ltd.	61,021	220,089
Reliance Industries Ltd.	26,074	914,685
Siemens Ltd.	2,441	170,118
SRF Ltd.	3,200	100,387
Sun Pharmaceutical Industries Ltd.	17,276	309,643
Sun TV Network Ltd.	7,988	62,691
Tata Consultancy Services Ltd.	14,841	677,930
Tata Consumer Products Ltd.	7,384	97,710
Tata Motors Ltd.	12,352	148,968
Tata Power Co. Ltd.	53,099	284,811
Tata Steel Ltd.	67,800	133,444
Tech Mahindra Ltd.	14,661	220,674
Titan Co. Ltd.	4,132	177,577
Torrent Pharmaceuticals Ltd.	2,968	93,844
Tube Investments of India Ltd.	2,406	108,143
UltraTech Cement Ltd.	1,522	181,505
UPL Ltd.	7,038	42,651
Vedanta Ltd.	20,367	97,559
Vodafone Idea Ltd.(1)	388,069	60,999
Voltas Ltd.	6,353	112,047
Wipro Ltd.	21,949	120,876
Zee Entertainment Enterprises Ltd.(1)	44,401	77,849
Zydus Lifesciences Ltd.	11,997	137,379
		$ 15,263,672
Indonesia — 2.4%
Ace Hardware Indonesia Tbk. PT	1,088,200	$ 62,474
Adaro Energy Indonesia Tbk. PT	1,211,600	201,365
AKR Corporindo Tbk. PT	1,258,400	129,440
Aneka Tambang Tbk. PT	939,800	94,469
Astra International Tbk. PT	1,419,500	447,931
Bank Central Asia Tbk. PT	357,600	215,019
Bank Mandiri Persero Tbk. PT	317,400	134,158
Bank Negara Indonesia Persero Tbk. PT	226,000	72,712
Bank Rakyat Indonesia Persero Tbk. PT	505,368	152,977
Barito Renewables Energy Tbk. PT	641,900	363,149
Bukit Asam Tbk. PT	433,000	80,593
Bumi Serpong Damai Tbk. PT(1)	1,396,900	79,649
Charoen Pokphand Indonesia Tbk. PT	346,400	105,391
Erajaya Swasembada Tbk. PT	4,907,500	121,826
GoTo Gojek Tokopedia Tbk. PT(1)	33,431,200	128,586
Gudang Garam Tbk. PT	57,100	63,918
Indocement Tunggal Prakarsa Tbk. PT	241,800	115,012
Security	Shares	Value
Indonesia (continued)
Indofood Sukses Makmur Tbk. PT	271,700	$ 104,334
Indosat Tbk. PT	75,600	51,090
Jasa Marga Persero Tbk. PT	307,000	101,820
Kalbe Farma Tbk. PT	2,457,000	219,876
Lippo Karawaci Tbk. PT(1)	10,490,680	41,898
Medco Energi Internasional Tbk. PT	1,299,520	106,618
Mitra Adiperkasa Tbk. PT	1,163,700	112,586
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	211,455
Perusahaan Gas Negara Tbk. PT	1,365,300	123,290
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	63,385
Sarana Menara Nusantara Tbk. PT	799,800	39,516
Semen Indonesia Persero Tbk. PT	320,600	91,963
Telkom Indonesia Persero Tbk. PT	1,606,600	311,453
Unilever Indonesia Tbk. PT	309,900	49,909
United Tractors Tbk. PT	130,583	199,021
Vale Indonesia Tbk. PT	199,900	52,189
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
Wijaya Karya Persero Tbk. PT(1)	982,300	9,807
XL Axiata Tbk. PT	485,100	73,613
		$ 4,532,492
Jordan — 0.6%
Arab Bank PLC	52,362	$ 317,702
Arab Potash	7,642	264,302
Bank of Jordan	24,010	71,787
International General Insurance Holdings Ltd.	4,200	54,306
Jordan Islamic Bank	13,918	78,135
Jordan Petroleum Refinery Co.	23,035	152,005
Jordan Telecommunications Co. PSC	14,640	56,129
Jordanian Electric Power Co.	18,089	50,517
		$ 1,044,883
Kazakhstan — 0.7%
Freedom Holding Corp.(1)	1,000	$ 68,010
Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	302,036
Kaspi.KZ JSC ADR	2,740	322,662
KCell JSC GDR(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	13,900	560,865
		$ 1,253,573
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 50,382
East African Breweries PLC	197,580	213,311
Equity Group Holdings PLC	555,500	173,872

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC(1)	606,620	$ 132,595
Safaricom PLC	3,938,372	467,131
		$ 1,037,291
Kuwait — 1.2%
Agility Global PLC(1)	310,166	$ 119,720
Agility Public Warehousing Co. KSC	155,083	158,629
Boubyan Bank KSCP	29,791	56,835
Boubyan Petrochemicals Co. KSCP	2,441	5,436
Burgan Bank SAK	80,830	47,338
Gulf Bank KSCP	128,461	107,319
Kuwait Finance House KSCP	217,147	506,555
Mabanee Co. KPSC	141,232	361,326
Mobile Telecommunications Co. KSCP	213,804	337,895
National Bank of Kuwait SAKP	153,905	431,323
National Industries Group Holding SAK	253,374	176,042
		$ 2,308,418
Lithuania — 0.4%
Apranga PVA	65,809	$ 212,055
KN Energies AB(1)	205,439	49,754
Rokiskio Suris	91,153	285,412
Siauliu Bankas AB	277,296	199,414
		$ 746,635
Malaysia — 2.6%
Agmo Holdings Bhd.(1)	11,321	$ 1,265
Axiata Group Bhd.	157,050	92,994
CelcomDigi Bhd.	79,844	69,306
CIMB Group Holdings Bhd.	90,800	125,488
Dialog Group Bhd.	363,831	183,279
Gamuda Bhd.	81,500	90,590
Genting Bhd.	165,500	156,428
Genting Malaysia Bhd.	265,500	146,457
Globetronics Technology Bhd.	582,200	153,193
Hartalega Holdings Bhd.(1)	212,408	124,399
Hong Leong Bank Bhd.	15,800	63,807
IGB Real Estate Investment Trust	192,600	73,821
IHH Healthcare Bhd.	476,500	631,742
IJM Corp. Bhd.	173,880	87,855
Inari Amertron Bhd.	321,600	207,350
IOI Properties Group Bhd.	266,058	120,147
KLCCP Stapled Group	42,600	67,273
Kossan Rubber Industries Bhd.	210,000	96,768
Kuala Lumpur Kepong Bhd.	14,600	70,522
Magnum Bhd.	192,167	46,245
Security	Shares	Value
Malaysia (continued)
Malayan Banking Bhd.	64,187	$ 130,792
Malaysia Airports Holdings Bhd.	50,000	104,645
Maxis Bhd.	70,100	53,843
MISC Bhd.	43,400	72,316
My EG Services Bhd.	1,000,100	195,487
Nestle Malaysia Bhd.	2,600	69,216
Petronas Chemicals Group Bhd.	66,900	94,936
Petronas Dagangan Bhd.	56,900	258,482
Petronas Gas Bhd.	19,600	73,866
Press Metal Aluminium Holdings Bhd.	79,740	89,634
Public Bank Bhd.	95,290	82,188
Silverlake Axis Ltd.	627,992	119,413
Sime Darby Plantation Bhd.	81,539	76,146
Sports Toto Bhd.	282,081	83,255
Supermax Corp. Bhd.	220,554	39,236
Telekom Malaysia Bhd.	62,300	80,740
Tenaga Nasional Bhd.	30,638	76,719
Top Glove Corp. Bhd.(1)	696,800	128,333
VS Industry Bhd.	999,400	190,304
YTL Corp. Bhd.	404,791	261,716
		$ 4,890,196
Mauritius — 0.6%
Alteo Ltd.	245,799	$ 52,322
CIEL Ltd.	1,094,295	178,999
Lighthouse Properties PLC(2)	313,039	134,718
MCB Group Ltd.	36,102	292,666
Miwa Sugar Ltd.	245,799	80,167
Phoenix Beverages Ltd.	10,244	110,338
Rogers & Co. Ltd.	188,149	133,529
SBM Holdings Ltd.	974,963	100,822
Sun Ltd., Class A	58,200	58,408
United Basalt Products(1)	21,996	43,466
		$ 1,185,435
Mexico — 4.6%
Alfa SAB de CV, Series A(2)	175,472	$ 128,449
Alsea SAB de CV(1)	58,800	246,105
America Movil SAB de CV, Series B	1,395,405	1,329,364
Arca Continental SAB de CV	9,480	92,228
Bolsa Mexicana de Valores SAB de CV	46,975	88,023
Cemex SAB de CV, Series CPO(1)	663,339	524,685
Coca-Cola Femsa SAB de CV	15,795	156,366
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	344,950
El Puerto de Liverpool SAB de CV, Class C1(2)	21,180	169,346
FIBRA Macquarie Mexico(4)	109,968	196,753

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Fibra Uno Administracion SA de CV	263,790	$ 377,574
Fomento Economico Mexicano SAB de CV, Series UBD	42,256	496,986
Genomma Lab Internacional SAB de CV, Class B	76,500	74,219
Gruma SAB de CV, Class B(2)	5,355	105,035
Grupo Aeroportuario del Centro Norte SAB de CV(2)	21,300	235,322
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	23,687	432,736
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,230	317,837
Grupo Bimbo SAB de CV, Series A(2)	31,645	132,301
Grupo Carso SAB de CV, Series A1(2)	28,800	225,279
Grupo Elektra SAB de CV	2,213	142,747
Grupo Financiero Banorte SAB de CV, Class O	36,700	364,028
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	229,563
Grupo Mexico SAB de CV, Series B	117,779	727,819
Grupo Televisa SAB ADR	35,500	103,660
Industrias Penoles SAB de CV(1)(2)	9,580	137,050
Kimberly-Clark de Mexico SAB de CV, Class A	47,400	98,946
Ollamani SAB(1)	8,875	18,138
Orbia Advance Corp. SAB de CV	49,699	81,348
Promotora y Operadora de Infraestructura SAB de CV	12,415	124,355
Ternium SA ADR	3,000	126,300
TF Administradora Industrial S de Real de CV	127,200	312,900
Vista Energy SAB de CV ADR(1)	5,600	241,640
Wal-Mart de Mexico SAB de CV	100,580	374,883
		$ 8,756,935
Morocco — 0.6%
Attijariwafa Bank	2,768	$ 137,340
Bank of Africa	3,016	57,192
Banque Centrale Populaire	2,948	85,197
Co. Sucrerie Marocaine et de Raffinage	5,010	97,727
Itissalat Al-Maghrib	23,401	223,096
Label Vie	228	97,502
LafargeHolcim Maroc SA	940	185,517
Societe d'Exploitation des Ports	4,496	126,489
TAQA Morocco SA	415	53,231
TotalEnergies Marketing Maroc SA	466	64,828
		$ 1,128,119
Nigeria — 0.2%
Dangote Cement PLC(3)	911,519	$ 436,941
		$ 436,941
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 226,730
National Bank of Oman SAOG	149,081	99,061
Oman Cement Co. SAOG	72,148	69,522
Security	Shares	Value
Oman (continued)
Oman Flour Mills Co. SAOG(1)	40,801	$ 49,675
Oman Telecommunications Co. SAOG	83,628	226,695
Omani Qatari Telecommunications Co. SAOG	140,637	109,064
Ominvest SAOG(1)	57,161	60,601
OQ Gas Networks SAOC	173,800	64,454
Renaissance Services SAOG	46,857	46,114
Sembcorp Salalah Power & Water Co. SAOG	410,180	114,351
Sohar International Bank SAOG	256,089	89,632
		$ 1,155,899
Pakistan — 0.7%
Engro Corp. Ltd.	42,010	$ 55,761
Fauji Fertilizer Co. Ltd.	101,890	53,323
Habib Bank Ltd.	80,318	33,661
Hub Power Co. Ltd.	237,341	113,378
IBEX Holdings Ltd.(1)	3,200	41,920
Lucky Cement Ltd.	20,831	62,434
Mari Petroleum Co. Ltd.	10,863	106,496
MCB Bank Ltd.	61,976	46,614
Meezan Bank Ltd.	86,700	66,434
Millat Tractors Ltd.	24,000	51,613
Nishat Mills Ltd.	110,771	26,997
Oil & Gas Development Co. Ltd.	216,000	103,647
Pakistan Oilfields Ltd.	43,734	70,320
Pakistan Petroleum Ltd.	347,171	143,986
Pakistan State Oil Co. Ltd.	94,345	60,465
Searle Co. Ltd.(1)	96,770	18,532
Systems Ltd.	85,000	118,231
United Bank Ltd.	77,168	53,855
		$ 1,227,667
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	7,900	$ 224,439
Copa Holdings SA, Class A	2,134	203,797
		$ 428,236
Peru — 1.4%
Alicorp SAA(1)	39,037	$ 62,633
Cia de Minas Buenaventura SAA ADR	34,350	594,255
Credicorp Ltd.	4,300	712,123
Ferreycorp SAA	125,476	95,993
Southern Copper Corp.(2)	10,176	1,187,234
		$ 2,652,238
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	59,700	$ 43,482

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Aboitiz Power Corp.	133,700	$ 85,724
Ayala Corp.	6,835	72,654
Ayala Land, Inc.	86,531	42,895
Ayala Land, Inc. GDR, PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	32,774	72,326
BDO Unibank, Inc.	43,932	112,599
Bloomberry Resorts Corp.(1)	250,900	45,151
D&L Industries, Inc.	493,300	53,393
Emperador, Inc.	380,500	125,430
First Gen Corp.	165,322	54,912
Globe Telecom, Inc.	2,461	75,569
GT Capital Holdings, Inc.	4,440	49,072
International Container Terminal Services, Inc.	21,950	125,541
JG Summit Holdings, Inc.	122,158	71,325
Jollibee Foods Corp.	26,326	107,043
Manila Electric Co.	10,790	68,926
Manila Water Co., Inc.	295,100	126,762
Megaworld Corp.	1,361,400	43,096
PLDT, Inc.	7,100	165,347
Puregold Price Club, Inc.	337,403	138,198
Semirara Mining & Power Corp.	86,520	49,316
SM Investments Corp.	9,901	162,560
SM Prime Holdings, Inc.	178,329	86,170
Universal Robina Corp.	50,455	90,088
Wilcon Depot, Inc.	170,900	49,358
		$ 2,116,937
Poland — 2.4%
Allegro.eu SA(1)(4)	33,900	$ 282,594
Asseco Poland SA	7,876	154,787
Bank Polska Kasa Opieki SA	5,843	241,902
Budimex SA	2,710	458,432
CD Projekt SA(2)	7,200	209,465
Cyfrowy Polsat SA(1)(2)	41,244	101,643
Eurocash SA	100,652	338,385
Grupa Azoty SA(1)	9,267	50,054
Grupa Kety SA	575	119,148
KGHM Polska Miedz SA	9,958	342,352
LPP SA	83	319,815
mBank SA(1)	735	123,435
Neuca SA	262	58,849
Orange Polska SA	75,376	145,705
ORLEN SA	41,032	669,001
PGE Polska Grupa Energetyczna SA(1)	51,434	76,662
Powszechna Kasa Oszczednosci Bank Polski SA	24,715	366,947
Powszechny Zaklad Ubezpieczen SA	23,135	291,175
Security	Shares	Value
Poland (continued)
Santander Bank Polska SA	762	$ 104,419
Tauron Polska Energia SA(1)	129,348	92,835
		$ 4,547,605
Qatar — 1.1%
Aamal Co.(1)	230,000	$ 49,237
Al Meera Consumer Goods Co. QSC	26,954	97,016
Barwa Real Estate Co.	143,634	110,501
Commercial Bank PSQC	49,707	56,564
Gulf International Services QSC	201,811	152,838
Industries Qatar QSC	98,345	329,403
Masraf Al Rayan QSC	147,361	101,382
Medicare Group	45,960	51,088
Ooredoo QPSC	39,870	109,211
Qatar Aluminum Manufacturing Co.	204,257	79,028
Qatar Electricity & Water Co. QSC	44,621	186,881
Qatar Gas Transport Co. Ltd.	228,433	249,997
Qatar Islamic Bank SAQ	27,137	136,056
Qatar National Bank QPSC	68,885	261,833
United Development Co. QSC	156,214	47,048
Vodafone Qatar QSC	215,393	104,587
		$ 2,122,670
Romania — 0.7%
Banca Transilvania SA	40,135	$ 244,050
BRD-Groupe Societe Generale SA	27,477	122,435
MED Life SA(1)	112,800	99,880
OMV Petrom SA	2,909,697	430,302
Societatea Nationala de Gaze Naturale ROMGAZ SA	22,046	248,244
Societatea Nationala Nuclearelectrica SA	9,700	102,250
		$ 1,247,161
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(3)	177,900	0
Detsky Mir PJSC(1)(3)(4)	105,940	0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(3)	338,700	0
Inter RAO UES PJSC(3)	6,829,769	0
Magnit PJSC(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(3)	5	0
Mobile TeleSystems PJSC(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(3)	47,890	0
Novatek PJSC(3)	23,410	0

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
OGK-2 PJSC(3)	12,211,000	$ 0
PhosAgro PJSC(3)	2,547	0
PhosAgro PJSC GDR(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	20,850	0
Rostelecom PJSC(3)	107,057	0
RusHydro PJSC(3)	16,550,080	0
Sberbank of Russia PJSC(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(3)	453,878	0
Surgutneftegas PJSC, PFC Shares(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
		$ 0
Saudi Arabia — 4.7%
Abdullah Al Othaim Markets Co.	23,030	$ 76,357
Advanced Petrochemical Co.	4,088	46,608
Al Hammadi Holding	8,581	126,894
Al Rajhi Bank	13,800	293,516
Alandalus Property Co.	10,258	75,918
Aldrees Petroleum and Transport Services Co.	1,772	79,100
Almarai Co. JSC	15,297	231,411
Arriyadh Development Co.	9,090	56,604
Astra Industrial Group	3,516	162,772
Banque Saudi Fransi	11,191	109,201
Catrion Catering Holding Co.	3,323	111,813
Cenomi Centers	26,197	174,738
Dallah Healthcare Co.	3,734	162,985
Dar Al Arkan Real Estate Development Co.(1)	39,620	140,271
Dr Sulaiman Al Habib Medical Services Group Co.	8,770	725,171
Elm Co.	1,050	255,585
Emaar Economic City(1)	31,068	64,202
Etihad Etisalat Co.	18,320	253,588
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	50,988
Herfy Food Services Co.	4,801	40,785
Jarir Marketing Co.	70,160	252,894
Leejam Sports Co. JSC	1,692	94,448
Maharah Human Resources Co.	37,080	62,242
Mobile Telecommunications Co. Saudi Arabia	27,145	87,379
Mouwasat Medical Services Co.	12,078	431,941
National Gas & Industrialization Co.	7,147	161,653
National Medical Care Co.	1,900	93,097
Riyad Bank	16,422	121,086
SABIC Agri-Nutrients Co.	2,468	76,052
Sahara International Petrochemical Co.	6,353	58,065
Saudi Arabian Mining Co.(1)	12,078	162,815
Security	Shares	Value
Saudi Arabia (continued)
Saudi Arabian Oil Co.(4)	103,252	$ 827,328
Saudi Awwal Bank	4,956	53,782
Saudi Basic Industries Corp.	9,127	205,634
Saudi Ceramic Co.(1)	8,453	79,456
Saudi Chemical Co. Holding	71,250	152,628
Saudi Electricity Co.	97,768	484,377
Saudi Ground Services Co.(1)	9,867	143,475
Saudi Industrial Investment Group	10,164	62,749
Saudi Kayan Petrochemical Co.(1)	11,609	28,972
Saudi National Bank	20,920	209,419
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	96,675
Saudi Public Transport Co.(1)	16,000	86,174
Saudi Telecom Co.	52,115	522,936
Saudia Dairy & Foodstuff Co.	1,526	148,664
Savola Group	26,583	357,213
Seera Group Holding(1)	22,676	165,056
United Electronics Co.	6,923	182,687
United International Transportation Co.	3,246	72,242
Yanbu National Petrochemical Co.	5,300	54,773
		$ 8,774,419
Slovenia — 0.7%
Cinkarna Celje DD	1,370	$ 31,844
Krka DD Novo mesto	6,434	864,289
Luka Koper	1,400	51,691
Petrol DD Ljubljana	3,820	113,383
Pozavarovalnica Sava DD	3,525	113,403
Telekom Slovenije DD	659	47,825
Zavarovalnica Triglav DD	1,406	50,527
		$ 1,272,962
South Africa — 4.7%
Anglo American Platinum Ltd.(2)	1,244	$ 43,335
Anglogold Ashanti PLC	9,504	218,578
Aspen Pharmacare Holdings Ltd.	54,491	649,147
AVI Ltd.	13,138	60,482
Barloworld Ltd.	41,807	192,100
Bid Corp. Ltd.	13,100	299,546
Bidvest Group Ltd.(2)	48,342	630,430
Capitec Bank Holdings Ltd.	1,232	152,476
Clicks Group Ltd.	13,500	210,044
DataTec Ltd.	72,300	139,793
Discovery Ltd.	12,290	78,295
Equites Property Fund Ltd.(2)	104,000	67,916
Exxaro Resources Ltd.	51,110	489,689

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
FirstRand Ltd.	77,535	$ 267,662
Fortress Real Estate Investments Ltd., Class B	175,418	137,182
Foschini Group Ltd.	12,308	64,984
Gold Fields Ltd.	15,697	253,941
Growthpoint Properties Ltd.(2)	255,900	148,697
Harmony Gold Mining Co. Ltd.	18,553	160,599
Hyprop Investments Ltd.	31,700	48,671
Impala Platinum Holdings Ltd.	18,462	82,185
Kumba Iron Ore Ltd.(2)	2,760	67,656
Life Healthcare Group Holdings Ltd.	258,186	147,308
Mr Price Group Ltd.	12,155	112,610
MTN Group Ltd.	103,700	497,014
MultiChoice Group(1)	20,757	132,670
Naspers Ltd., Class N	6,607	1,264,432
NEPI Rockcastle NV	38,480	258,637
Netcare Ltd.	149,337	90,434
Pick n Pay Stores Ltd.(2)	14,362	15,369
Redefine Properties Ltd.	579,291	121,157
Resilient REIT Ltd.	48,463	113,577
Reunert Ltd.	55,746	195,673
Sanlam Ltd.(2)	28,912	104,586
Sasol Ltd.	10,993	77,229
Shoprite Holdings Ltd.(2)	21,115	281,723
Sibanye Stillwater Ltd.	48,312	55,141
SPAR Group Ltd.(1)	14,831	76,412
Standard Bank Group Ltd.	16,101	151,201
Telkom SA SOC Ltd.(1)	33,018	41,671
Thungela Resources Ltd.	2,700	18,938
Tiger Brands Ltd.	10,940	119,001
Vodacom Group Ltd.(2)	50,500	241,660
Wilson Bayly Holmes-Ovcon Ltd.	19,623	144,996
Woolworths Holdings Ltd.	46,024	147,380
Zeda Ltd.(1)	41,807	26,111
		$ 8,898,338
South Korea — 4.6%
Alteogen, Inc.(1)	757	$ 96,438
Amorepacific Corp.	852	103,846
AMOREPACIFIC Group	2,180	52,627
BGF Retail Co. Ltd.	520	49,023
Celltrion Pharm, Inc.(1)	1,417	97,817
Celltrion, Inc.	4,920	668,059
CJ CheilJedang Corp.	423	102,530
CJ Logistics Corp.	566	49,930
Coway Co. Ltd.	2,548	102,089
Daewoo Industrial Development Co. Ltd.(1)	3,657	0
Security	Shares	Value
South Korea (continued)
DL E&C Co. Ltd.	1,924	$ 51,577
E-MART, Inc.	1,232	56,502
GS Holdings Corp.	1,569	50,728
Hankook Tire & Technology Co. Ltd.	1,479	62,757
Hanmi Pharm Co. Ltd.	352	80,187
Hanwha Solutions Corp.	3,687	67,104
HD Hyundai Co. Ltd.	1,210	58,580
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	993	93,756
HLB, Inc.(1)	1,969	157,323
Hugel, Inc.(1)	653	99,836
HYBE Co. Ltd.	500	72,528
Hyundai Department Store Co. Ltd.	1,615	61,088
Hyundai Engineering & Construction Co. Ltd.	2,645	67,382
Hyundai Glovis Co. Ltd.	758	99,230
Hyundai Mobis Co. Ltd.	792	129,571
Hyundai Motor Co.	1,500	269,814
Hyundai Steel Co.	3,449	80,089
Kakao Corp.	5,676	197,121
Kangwon Land, Inc.	5,706	63,052
KB Financial Group, Inc.	3,231	175,239
Kia Corp.	3,041	257,641
Korea Electric Power Corp.	4,640	70,835
Korea Zinc Co. Ltd.	283	94,271
Krafton, Inc.(1)	564	97,068
KT&G Corp.	3,552	228,876
Kumho Petrochemical Co. Ltd.	743	73,901
LG Chem Ltd.	652	187,351
LG Corp.	1,914	109,209
LG Electronics, Inc.	909	60,541
LG H&H Co. Ltd.	461	138,903
LG Uplus Corp.	7,151	50,790
Medytox, Inc.	351	34,000
Mezzion Pharma Co. Ltd.(1)	1,597	43,292
NAVER Corp.	2,921	385,278
NCSoft Corp.	372	47,002
Orion Corp. of Republic of Korea	1,268	84,859
POSCO Holdings, Inc.	619	178,693
S-1 Corp.	1,533	66,029
Samsung Biologics Co. Ltd.(1)(4)	429	241,123
Samsung C&T Corp.	554	59,740
Samsung Electro-Mechanics Co. Ltd.	443	49,414
Samsung Electronics Co. Ltd.	29,314	1,629,467
Samsung SDI Co. Ltd.	523	161,852
Samsung SDS Co. Ltd.	570	65,481
Shinhan Financial Group Co. Ltd.	1,769	59,434
SK Hynix, Inc.	3,240	399,834

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK Innovation Co. Ltd.(1)	1,810	$ 143,590
SK, Inc.	563	67,088
S-Oil Corp.	2,051	107,082
Yuhan Corp.	2,343	121,877
Zyle Motors Corp.(1)(3)	5,113	0
		$ 8,630,344
Sri Lanka — 0.8%
Aitken Spence PLC	109,000	$ 48,266
Ceylon Tobacco Co. PLC	38,480	167,777
Chevron Lubricants Lanka PLC	343,215	135,215
Commercial Bank of Ceylon PLC	389,708	151,658
Dialog Axiata PLC(1)	1,107,719	44,261
Expolanka Holdings PLC(3)	185,620	94,851
Hatton National Bank PLC	123,656	85,376
John Keells Holdings PLC	378,187	268,228
Lanka IOC PLC	179,858	80,956
Melstacorp PLC	696,058	216,229
Sampath Bank PLC	293,638	80,975
Teejay Lanka PLC	460,029	58,361
		$ 1,432,153
Taiwan — 7.5%
Accton Technology Corp.	3,000	$ 42,028
Acer, Inc.	119,519	164,453
Advantech Co. Ltd.	9,565	111,254
Airtac International Group	4,178	147,926
ASE Technology Holding Co. Ltd.	23,561	105,991
Asia Cement Corp.	51,000	68,402
Asustek Computer, Inc.	7,325	96,051
AUO Corp.	150,269	84,024
Catcher Technology Co. Ltd.	12,183	81,378
Cathay Financial Holding Co. Ltd.	71,295	110,247
Center Laboratories, Inc.	133,088	177,348
Chailease Holding Co. Ltd.	12,852	67,785
Cheng Shin Rubber Industry Co. Ltd.	110,672	159,780
China Airlines Ltd.	124,000	79,409
China Motor Corp.	14,926	65,380
China Steel Corp.	223,734	170,445
Chong Hong Construction Co. Ltd.	15,000	58,954
Chunghwa Telecom Co. Ltd.	139,746	531,151
CTBC Financial Holding Co. Ltd.	134,275	140,145
Delta Electronics, Inc.	12,151	118,998
Eclat Textile Co. Ltd.	7,159	112,641
EVA Airways Corp.	81,861	89,002
Evergreen International Storage & Transport Corp.	93,000	95,985
Security	Shares	Value
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	34,576	$ 200,906
Far Eastern Department Stores Ltd.	70,990	73,875
Far Eastern New Century Corp.	139,695	139,352
Far EasTone Telecommunications Co. Ltd.	73,084	181,278
Feng Hsin Steel Co. Ltd.	32,260	69,654
Feng TAY Enterprise Co. Ltd.	20,160	100,238
Formosa Chemicals & Fibre Corp.	108,014	183,585
Formosa Petrochemical Corp.	79,320	175,285
Formosa Plastics Corp.	85,183	178,964
Formosa Taffeta Co. Ltd.	98,149	68,840
Fubon Financial Holding Co. Ltd.	64,739	136,957
Giant Manufacturing Co. Ltd.	18,868	126,229
Great Wall Enterprise Co. Ltd.	56,455	99,015
Highwealth Construction Corp.	62,928	85,555
Hiwin Technologies Corp.	17,069	120,703
Hon Hai Precision Industry Co. Ltd.	75,443	359,135
Hotai Motor Co. Ltd.	12,240	232,269
Huaku Development Co. Ltd.	13,000	66,211
Innolux Corp.	208,059	90,485
International Games System Co. Ltd.	8,000	244,650
Inventec Corp.	89,966	144,325
Largan Precision Co. Ltd.	795	52,993
Lien Hwa Industrial Holdings Corp.	82,015	167,059
Lite-On Technology Corp.	34,000	102,911
Makalot Industrial Co. Ltd.	13,000	155,648
MediaTek, Inc.	10,462	315,442
Medigen Vaccine Biologics Corp.(1)	20,759	32,824
Mega Financial Holding Co. Ltd.	117,392	143,853
Merida Industry Co. Ltd.	17,657	126,874
momo.com, Inc.	3,960	53,535
Nan Kang Rubber Tire Co. Ltd.(1)	95,253	171,804
Nan Ya Plastics Corp.	125,214	217,422
Nien Made Enterprise Co. Ltd.	11,000	128,550
Novatek Microelectronics Corp.	9,000	170,057
Oneness Biotech Co. Ltd.	21,617	104,739
Pegatron Corp.	23,028	68,679
Polaris Group(1)	27,979	58,412
Pou Chen Corp.	151,819	168,044
President Chain Store Corp.	20,664	173,776
Quanta Computer, Inc.	12,508	98,166
Realtek Semiconductor Corp.	6,002	94,682
Ruentex Development Co. Ltd.	73,133	86,047
Ruentex Industries Ltd.	46,302	85,389
St. Shine Optical Co. Ltd.	22,000	126,435
TA Chen Stainless Pipe Co.	67,872	76,431
Tainan Spinning Co. Ltd.	147,822	89,437

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Taiwan Cement Corp.	172,073	$ 169,139
Taiwan Fertilizer Co. Ltd.	37,000	74,138
Taiwan High Speed Rail Corp.	104,000	95,349
Taiwan Mobile Co. Ltd.	76,296	243,507
Taiwan Semiconductor Manufacturing Co. Ltd.	101,369	2,427,154
Tatung Co. Ltd.(1)	86,000	172,007
Teco Electric & Machinery Co. Ltd.	120,000	203,879
Tong Yang Industry Co. Ltd.	20,608	75,017
TTY Biopharm Co. Ltd.	94,096	222,558
Tung Ho Steel Enterprise Corp.	32,200	72,332
Unimicron Technology Corp.	21,000	116,130
Uni-President Enterprises Corp.	211,831	496,872
United Microelectronics Corp.	102,090	156,853
Voltronic Power Technology Corp.	4,000	189,269
Walsin Lihwa Corp.	74,000	83,588
Wei Chuan Foods Corp.	179,000	104,071
Yageo Corp.	3,163	60,333
Yang Ming Marine Transport Corp.	68,621	109,710
Yieh Phui Enterprise Co. Ltd.	90,348	42,641
		$ 14,140,044
Thailand — 4.5%
Advanced Info Service PCL(7)	63,400	$ 336,847
Airports of Thailand PCL(7)	209,700	368,173
Asset World Corp. PCL(7)	613,200	72,389
B Grimm Power PCL(7)	72,100	49,739
Bangkok Bank PCL(7)	17,300	63,827
Bangkok Chain Hospital PCL(7)	316,800	171,682
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	582,616
Bangkok Expressway & Metro PCL(7)	471,900	105,344
Bangkok Land PCL(1)(7)	2,263,800	41,480
Banpu PCL(7)	131,633	19,638
BTS Group Holdings PCL(7)	331,100	56,471
Bumrungrad Hospital PCL(7)	65,400	431,656
Carabao Group PCL(7)	27,500	50,505
Central Pattana PCL(7)	81,600	139,159
Central Retail Corp. PCL(7)	154,166	142,597
Charoen Pokphand Foods PCL(7)	188,700	100,642
Chularat Hospital PCL(7)	1,881,100	146,983
CP ALL PCL(7)	183,700	283,911
CP Axtra PCL(7)	85,100	74,231
CPN Retail Growth Leasehold REIT	146,500	41,112
Delta Electronics Thailand PCL(7)	629,400	1,173,933
Electricity Generating PCL(7)	12,700	38,417
Energy Absolute PCL(7)	126,000	103,546
Global Power Synergy PCL, Class F(7)	43,300	56,768
Security	Shares	Value
Thailand (continued)
Gulf Energy Development PCL(7)	266,100	$ 287,440
Hana Microelectronics PCL(7)	140,900	145,822
Home Product Center PCL(7)	409,255	114,238
Indorama Ventures PCL(7)	172,600	110,776
Intouch Holdings PCL(7)	42,800	77,089
Jasmine International PCL(7)	634,000	54,554
Jaymart Group Holdings PCL(1)(7)	164,100	61,323
Kasikornbank PCL(7)	32,000	112,330
KCE Electronics PCL(7)	152,800	160,105
Land & Houses PCL(7)	489,100	98,169
Mega Lifesciences PCL(7)	111,800	123,087
Minor International PCL(7)	159,544	141,449
PTG Energy PCL(7)	277,800	65,210
PTT Exploration & Production PCL(7)	81,298	340,094
PTT Global Chemical PCL(7)	131,900	130,096
PTT Oil & Retail Business PCL(7)	223,900	112,421
PTT PCL(7)	462,500	419,151
Samart Corp. PCL(1)(7)	297,700	49,347
SCB X PCL(7)	45,300	129,725
SCG Packaging PCL(7)	137,600	119,790
Siam Cement PCL(7)	20,500	137,337
Siam City Cement PCL(7)	23,983	89,953
Siam Global House PCL(7)	116,916	50,841
Sino-Thai Engineering & Construction PCL(7)	251,357	72,310
Sri Trang Agro-Industry PCL(7)	89,600	42,181
Thai Beverage PCL(2)	371,300	134,453
Thai Oil PCL(7)	63,600	92,668
True Corp. PCL(1)(7)	1,343,814	277,111
VGI PCL(7)	729,400	33,436
WHA Corp. PCL(7)	1,020,100	137,067
		$ 8,571,239
Tunisia — 0.5%
Banque de Tunisie	53,193	$ 89,575
Banque Internationale Arabe de Tunisie	4,558	135,449
Banque Nationale Agricole	24,362	71,045
Carthage Cement(1)	187,032	109,874
Euro Cycles SA	8,418	31,209
Poulina Group	42,019	121,627
Societe D'Articles Hygieniques SA	33,810	90,346
Societe Frigorifique et Brasserie de Tunis SA	52,752	237,098
Telnet Holding	21,212	34,943
		$ 921,166
Turkey — 5.2%
AG Anadolu Grubu Holding AS	6,200	$ 62,089

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Akbank TAS	87,196	$ 160,492
Aksa Akrilik Kimya Sanayii AS	33,302	119,890
Aksa Enerji Uretim AS	121,924	144,726
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,780	122,705
Arcelik AS	40,551	216,551
Aselsan Elektronik Sanayi Ve Ticaret AS	88,312	165,669
Aygaz AS	40,310	244,143
Bera Holding AS	62,496	36,640
BIM Birlesik Magazalar AS	44,752	534,650
Can2 Termik AS(1)	117,000	66,292
Coca-Cola Icecek AS	10,500	235,339
Dogan Sirketler Grubu Holding AS	178,300	80,214
EGE Endustri VE Ticaret AS(1)	380	205,391
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	937,230	281,652
Enerjisa Enerji AS(1)(4)	130,603	273,779
Enka Insaat ve Sanayi AS	114,918	136,165
Eregli Demir ve Celik Fabrikalari TAS	124,114	164,717
Fenerbahce Futbol AS(1)	17,500	47,327
Ford Otomotiv Sanayi AS	9,441	325,187
Gubre Fabrikalari TAS(1)	7,200	34,276
Haci Omer Sabanci Holding AS(1)	44,727	127,679
Hektas Ticaret TAS(1)	116,874	54,785
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	56,327
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	106,747
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	77,837
KOC Holding AS	35,594	248,414
Koza Altin Isletmeleri AS	105,052	75,459
Logo Yazilim Sanayi Ve Ticaret AS	49,980	139,567
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	64,520	183,944
Migros Ticaret AS	10,679	145,541
MLP Saglik Hizmetleri AS(1)(4)	46,919	339,182
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	108,552
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	116,838	65,464
Petkim Petrokimya Holding AS(1)	175,096	111,915
Sasa Polyester Sanayi AS(1)	98,600	125,534
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	139,043
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	511,180	70,889
Sok Marketler Ticaret AS	51,800	92,882
Tofas Turk Otomobil Fabrikasi AS	18,438	156,709
Turk Hava Yollari AO(1)	33,174	333,675
Turk Telekomunikasyon AS(1)	174,514	217,240
Turkcell Iletisim Hizmetleri AS	499,789	1,244,249
Turkiye Is Bankasi AS, Class C	514,939	217,871
Turkiye Petrol Rafinerileri AS	226,403	1,366,823
Turkiye Sise ve Cam Fabrikalari AS	78,410	121,791
Security	Shares	Value
Turkey (continued)
Ulker Biskuvi Sanayi AS(1)	16,690	$ 58,816
Yapi ve Kredi Bankasi AS	133,100	133,283
		$ 9,778,112
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	88,644	$ 201,282
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	411,060
ADNOC Drilling Co. PJSC	407,000	427,569
Adnoc Gas PLC	75,600	61,654
Agthia Group PJSC	54,046	84,029
Air Arabia PJSC	212,497	154,720
Aldar Properties PJSC	44,073	65,498
Apex Investment Co. PSC(1)	127,200	61,552
Borouge PLC	162,000	107,982
Dana Gas PJSC	421,411	79,137
Dubai Electricity & Water Authority PJSC	861,560	550,913
Dubai Investments PJSC	212,181	126,126
Dubai Islamic Bank PJSC	109,508	165,801
Emaar Development PJSC(1)	104,800	238,080
Emaar Properties PJSC(1)	164,638	368,146
Emirates Telecommunications Group Co. PJSC	103,870	481,774
Fertiglobe PLC	170,700	129,372
First Abu Dhabi Bank PJSC	66,119	224,790
Multiply Group PJSC(1)	159,900	100,038
Network International Holdings PLC(1)(4)	31,200	153,140
Q Holding PJSC(1)	107,300	86,022
		$ 4,278,685
Vietnam — 2.2%
Bank for Foreign Trade of Vietnam JSC(1)	144,967	$ 520,806
Bao Viet Holdings	28,030	43,592
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC(1)	158,500	126,644
Gemadept Corp.	41,900	138,679
Hoa Phat Group JSC(1)	706,587	791,048
Hoa Sen Group	110,622	84,281
KIDO Group Corp.	31,200	76,808
Kinh Bac City Development Holding Corp.(1)	38,613	43,928
Masan Group Corp.(1)	103,896	274,391
Novaland Investment Group Corp.(1)	94,187	56,372
PetroVietnam Drilling & Well Services JSC(1)	109,672	128,136
Petrovietnam Fertilizer & Chemicals JSC	64,000	79,505
PetroVietnam Gas JSC	35,928	103,899
PetroVietnam Power Corp.(1)	169,700	70,254
PetroVietnam Technical Services Corp.	27,400	42,942
Phat Dat Real Estate Development Corp.(1)	29,304	30,362

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Phu Nhuan Jewelry JSC	4	$ 15
Saigon Beer Alcohol Beverage Corp.	29,220	62,568
Thaiholdings JSC(1)	48,620	67,744
Vietjet Aviation JSC(1)	109,066	446,648
Vietnam Construction and Import-Export JSC(1)	75,020	65,299
Vietnam Dairy Products JSC	92,092	235,856
Vincom Retail JSC(1)	132,380	116,860
Vingroup JSC(1)	156,347	273,439
Vinh Hoan Corp.	28,080	81,602
Vinhomes JSC(1)(4)	101,620	163,123
		$ 4,124,801
Total Common Stocks (identified cost $142,410,674)		$187,666,268

Rights — 0.0%(8)
Security	Shares	Value
Morocco — 0.0%(8)
Bank of Africa, Exp. 10/7/24(1)	48	$ 17
Total Rights (identified cost $0)		$ 17

Short-Term Investments — 1.3%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(9)	566,009	$ 566,009
Total Affiliated Fund (identified cost $566,009)		$ 566,009

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(10)	1,985,585	$ 1,985,585
Total Securities Lending Collateral (identified cost $1,985,585)		$ 1,985,585
Total Short-Term Investments (identified cost $2,551,594)		$ 2,551,594
Value
Total Investments — 100.9% (identified cost $144,962,268)	$190,217,879
Other Assets, Less Liabilities — (0.9)%	$ (1,718,011)
Net Assets — 100.0%	$188,499,868
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2024. The aggregate market value of securities on loan at April 30, 2024 was $6,359,897 and the total market value of the collateral received by the Fund was $6,795,529, comprised of cash of $1,985,585 and U.S. government and/or agencies securities of $4,809,944.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $4,984,800 or 2.6% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $1,187,663 or 0.6% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	Amount is less than 0.05%.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.9%	$22,475,141
Industrials	11.0	20,802,086
Energy	10.0	18,791,729
Consumer Discretionary	9.6	18,082,674
Materials	9.5	17,962,382
Consumer Staples	9.5	17,812,176
Communication Services	9.1	17,216,029
Health Care	8.9	16,785,376
Information Technology	8.8	16,495,763
Utilities	6.2	11,729,639
Real Estate	5.1	9,513,290
Short-Term Investments	1.3	2,551,594
Total Investments	100.9%	$190,217,879
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at April 30, 2024.
Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $566,009, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,567	$3,358,550	$(2,799,108)	$ —	$ —	$566,009	$2,808	566,009
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
Emerging Markets Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 3,849,506	$ 92,805,111	$165,475	$ 96,820,092
Developed Europe	169,650	—	0	169,650
Emerging Europe	88,168	26,177,215	—	26,265,383
Latin America	28,343,649	—	—	28,343,649
Middle East/Africa	817,908	35,249,586	—	36,067,494
Total Common Stocks	$33,268,881	$154,231,912**	$165,475	$187,666,268
Rights	$ 17	$ —	$ —	$ 17
Short-Term Investments:
Affiliated Fund	566,009	—	—	566,009
Securities Lending Collateral	1,985,585	—	—	1,985,585
Total Investments	$35,820,492	$154,231,912	$165,475	$190,217,879
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.